Loans and Allowance for Credit Losses (Impaired Loans by Class) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2019		Mar. 31, 2019	Sep. 30, 2018	[4]	Mar. 31, 2018
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	[1]	¥ 997,129		¥ 961,616
Recorded loan balance, Not requiring an allowance for credit losses	[1],[2]	253,087		248,175
Recorded loan balance, Total	[1],[3]	1,250,216		1,209,791
Unpaid principal balance	[1]	1,368,769		1,323,951
Related allowance for credit losses	[1]	406,589		391,154
Accrual TDRs included in impaired loans		629,544	[4]	617,651	¥ 653,772		¥ 670,255
Impaired loans held for sales		14,554		12,702
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Accrual TDRs included in impaired loans		495,371		497,013
Commercial [Member] | Loans Acquired with Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		7,103		8,136
Recorded loan balance, Not requiring an allowance for credit losses	[2]
Recorded loan balance, Total	[3]	7,103		8,136
Unpaid principal balance		14,367		14,990
Related allowance for credit losses		5,086		5,450
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		564,458		560,474
Recorded loan balance, Not requiring an allowance for credit losses	[2]	152,097		157,465
Recorded loan balance, Total	[3]	716,555		717,939
Unpaid principal balance		755,988		759,399
Related allowance for credit losses		235,107		227,004
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		346,580		349,597
Recorded loan balance, Not requiring an allowance for credit losses	[2]	30,272		28,189
Recorded loan balance, Total	[3]	376,852		377,786
Unpaid principal balance		383,364		384,306
Related allowance for credit losses		90,210		92,919
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		7,566		8,366
Recorded loan balance, Not requiring an allowance for credit losses	[2]	5,498		5,975
Recorded loan balance, Total	[3]	13,064		14,341
Unpaid principal balance		13,282		14,779
Related allowance for credit losses		5,790		6,574
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		17,133		20,848
Recorded loan balance, Not requiring an allowance for credit losses	[2]	28,563		29,961
Recorded loan balance, Total	[3]	45,696		50,809
Unpaid principal balance		50,856		55,943
Related allowance for credit losses		4,856		5,704
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		49,565		30,239
Recorded loan balance, Not requiring an allowance for credit losses	[2]	14,824		13,020
Recorded loan balance, Total	[3]	64,389		43,259
Unpaid principal balance		68,261		46,838
Related allowance for credit losses		35,299		20,059
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		117,234		118,253
Recorded loan balance, Not requiring an allowance for credit losses	[2]	39,960		45,620
Recorded loan balance, Total	[3]	157,194		163,873
Unpaid principal balance		167,279		175,714
Related allowance for credit losses		83,897		84,503
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		937		1,012
Recorded loan balance, Not requiring an allowance for credit losses	[2]	42		21
Recorded loan balance, Total	[3]	979		1,033
Unpaid principal balance		979		1,033
Related allowance for credit losses		773		830
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		8,471		8,794
Recorded loan balance, Not requiring an allowance for credit losses	[2]	6,439		6,929
Recorded loan balance, Total	[3]	14,910		15,723
Unpaid principal balance		16,147		16,587
Related allowance for credit losses		6,640		6,817
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		8,625		13,772
Recorded loan balance, Not requiring an allowance for credit losses	[2]	18,644		17,989
Recorded loan balance, Total	[3]	27,269		31,761
Unpaid principal balance		33,708		38,342
Related allowance for credit losses		5,243		6,874
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		8,347		9,593
Recorded loan balance, Not requiring an allowance for credit losses	[2]	7,855		9,761
Recorded loan balance, Total	[3]	16,202		19,354
Unpaid principal balance		22,112		25,857
Related allowance for credit losses		2,399		2,724
Commercial [Member] | Foreign [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses		134,365		127,521
Recorded loan balance, Not requiring an allowance for credit losses	[2]	36,966		34,484
Recorded loan balance, Total	[3]	171,331		162,005
Unpaid principal balance		191,514		183,133
Related allowance for credit losses		92,694		85,966
Residential [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	[5]	91,551		97,176
Recorded loan balance, Not requiring an allowance for credit losses	[2],[5]	6,595		6,495
Recorded loan balance, Total	[3],[5]	98,146		103,671
Unpaid principal balance	[5]	114,610		120,526
Related allowance for credit losses	[5]	13,766		14,357
Accrual TDRs included in impaired loans		31,715		34,449
Card [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	[5]	64,906		64,691
Recorded loan balance, Not requiring an allowance for credit losses	[2],[5]	337		330
Recorded loan balance, Total	[3],[5]	65,243		65,021
Unpaid principal balance	[5]	72,511		72,226
Related allowance for credit losses	[5]	19,830		21,829
Accrual TDRs included in impaired loans		25,606		26,183
MUAH [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	[5]	52,873		46,552
Recorded loan balance, Not requiring an allowance for credit losses	[2],[5]	30,611		23,208
Recorded loan balance, Total	[3],[5]	83,484		69,760
Unpaid principal balance	[5]	103,903		83,300
Related allowance for credit losses	[5]	9,018		8,294
Accrual TDRs included in impaired loans		38,127		33,155
Krungsri [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	[5]	65,819		57,066
Recorded loan balance, Not requiring an allowance for credit losses	[2],[5]	26,481		26,193
Recorded loan balance, Total	[3],[5]	92,300		83,259
Unpaid principal balance	[5]	99,254		90,377
Related allowance for credit losses	[5]	29,878		28,254
Accrual TDRs included in impaired loans		34,213		26,851
Other [Member]
Financing Receivable, Impaired [Line Items]
Recorded loan balance, Requiring an allowance for credit losses	[5]	16,054
Recorded loan balance, Not requiring an allowance for credit losses	[2],[5]
Recorded loan balance, Total	[3],[5]	16,054
Unpaid principal balance	[5]	16,622
Related allowance for credit losses	[5]	1,210
Accrual TDRs included in impaired loans		¥ 4,512

[1]	In addition to impaired loans presented in the above table, there were impaired loans held for sale of ¥12,702 million and ¥14,554 million at March 31, 2019 and September 30, 2019, respectively.
[2]	These loans do not require an allowance for credit losses because the recorded loan balance equals, or does not exceed, the present value of expected future cash flows discounted at the loans’ original effective interest rate, loans’ observable market price, or the fair value of the collateral if the loan is a collateral-dependent loan.
[3]	Included in impaired loans at March 31, 2019 and September 30, 2019 are accrual TDRs as follows: ¥497,013 million and ¥495,371 million—Commercial; ¥34,449 million and ¥31,715 million—Residential; ¥26,183 million and ¥25,606 million—Card; ¥33,155 million and ¥38,127 million—MUFG Americas Holdings; ¥26,851 million and ¥34,213 million—Krungsri; and nil and ¥4,512 million—Other, respectively.
[4]	For the six months ended September 30, 2018, lease receivables of ¥538 million and ¥50 million in the Krungsri segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥3,642 million and ¥1,135 million, are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of September 30, 2018. For the six months ended September 30, 2019, lease receivables of ¥918 million and ¥228 million in the Krungsri segment, and ¥69 million and nil in the Other segment, which were accrual TDRs and nonaccrual TDRs, respectively, are excluded from the additions of accrual TDRs and other impaired loans, respectively, and the related ending balances of such TDRs amounting to ¥5,037 million and ¥3,529 million in the Krungsri segment, and ¥68 million and nil in the Other segment are also excluded from the balance of accrual TDRs and other impaired loans, respectively, as of September 30, 2019.
[5]	Impaired Loans for Residential, Card, MUAH, Krungsri and Other segments in the above table include loans acquired with deteriorated credit quality.